IMPAIRMENT OF NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
IMPAIRMENT OF NON-FINANCIAL ASSETS
Schedule of sensitivity to changes in assumptions

In percentage
Changes in key assumptions	points (p.p)
Financial variables
Discount rate	+/- 0.5
Perpetuity growth rates	+/- 1.0

Operating variables
Revenues Margin	+/- 1.5